Offerings - Offering: 1	Apr. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	138,665,191
Proposed Maximum Offering Price per Unit	1.11255
Maximum Aggregate Offering Price	$ 154,271,958.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,304.96
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.01 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Represents an aggregate of 138,665,191s shares of Common Stock issuable upon the conversion of shares of Series H convertible preferred stock or upon exercise of certain warrants. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on March 31, 2026, which such date is within five business days of the filing of this registration statement, of $1.11255 per share.